Long-Term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt [Abstract]
Total credit facilities	$ 481,625	$ 490,375
Total Sale and Leaseback Agreements	194,800	204,334
Total borrowings	$ 676,425	$ 694,709
Long-Term Debt, Recourse Status [Extensible Enumeration]	Total borrowings	Total borrowings
Less: Current portion of long-term debt	$ (135,437)	$ (128,500)
Less: Current portion of Sale and Leaseback Agreements	(19,067)	(19,067)
Less: Deferred financing costs	(4,661)	(5,567)	$ (7,042)
Non-current portion of Long-Term Debt	$ 517,260	$ 541,575
Long-Term Debt, Noncurrent, Recourse Status [Extensible Enumeration]	Non-current portion of Long-Term Debt	Non-current portion of Long-Term Debt
BofA Credit Facility [Member]
Long-Term Debt [Abstract]
Total credit facilities	$ 55,500	$ 0
UBS Credit Facility [Member]
Long-Term Debt [Abstract]
Total credit facilities	57,000	71,000
2024 Senior Secured Term Loan Facility [Member]
Long-Term Debt [Abstract]
Total credit facilities	216,000	240,000
2027 Secured Notes [Member]
Long-Term Debt [Abstract]
Total credit facilities	153,125	179,375
Minsheng Sale and Leaseback Agreements [Member]
Long-Term Debt [Abstract]
Total Sale and Leaseback Agreements	159,888	166,788
Sale and leaseback transactions, net proceeds from financing activities	178,000
CMBFL Sale and Leaseback Agreements [Member]
Long-Term Debt [Abstract]
Total Sale and Leaseback Agreements	34,912	$ 37,546
Sale and leaseback transactions, net proceeds from financing activities	$ 120,000